Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares
Weighted average shares outstanding, diluted	25,335,163	57,500,000	31,343,979	57,500,000	57,500,000	48,835,616
Diluted net income per share	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42
Class B ordinary shares
Weighted average shares outstanding, diluted	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000
Diluted net income per share	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42